Voyage revenues (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Voyage revenues (Table)
	Six months ended June 30,
	2022	2023

Time charters	$448,357	$241,378
Voyage charters	326,323	219,666
Pool revenues	3,537	1,677
	$778,217	$462,721